(5) Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2020
Loan Agreement [Member]
Intangible Assets
	June 30, 2020	December 31, 2019	December 31, 2018
Software	$93,161	52,474	-
Website	8,400	3,000
Less: accumulated amortization	(18,708)	(5,645)	-
Total	$82,853	49,829	-